Financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Financial Assets and Liabilities

Financial assets and liabilities (carrying value / fair value)

	As at March 31,
	2018		2019
Assets:
Cash and cash equivalents	₹	44,925	₹	158,529
Investments
Financial instrument at FVTPL		46,438		13,960
Financial instrument at FVTOCI		181,919		191,964
Financial instrument at Amortized cost		28,405		21,708
Other financial assets
Trade receivables		105,436		104,862
Unbilled receivables *		42,486		22,880
Other assets		11,615		19,757
Derivative assets		1,273		5,104

	₹	462,497	₹	538,764

Liabilities:
Trade payables and other payables
Trade payables and accrued expenses	₹	68,129	₹	88,304
Other liabilities		1,057		644
Loans, borrowings and bank overdrafts		138,259		99,467
Derivative liabilities		2,217		1,310

	₹	209,662	₹	189,725

*

On account of adoption of IFRS 15, unbilled revenues pertaining to fixed price development contracts of ₹ 15,038, as at March 31, 2019, has been considered as non-financial Contract assets, which are billable upon completion of milestones specified in the contracts.

Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities

The following table contains information on other financial assets and trade payable and other liabilities subject to offsetting:

	Financial assets
	Gross amounts of recognized other financial assets	Gross amounts of recognized financial liabilities set off in the balance sheet	Net amounts of recognized other financial assets presented in the balance sheet
As at March 31, 2018	165,985	(6,448)	159,537
As at March 31, 2019	154,129	(6,630)	147,499
	Financial liabilities
	Gross amounts of recognized trade payables and other payables	Gross amounts of recognized financial liabilities set off in the balance sheet	Net amounts of recognized trade payables and other payables presented in the balance sheet
As at March 31, 2018	75,634	(6,448)	69,186
As at March 31, 2019	95,578	(6,630)	88,948

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis

The following table presents fair value of hierarchy of assets and liabilities measured at fair value on a recurring basis:

Particular	As at March 31, 2018				As at March 31, 2019
	Fair value measurements at reporting date				Fair value measurements at reporting date
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets
Derivative instruments:
Cash flow hedges	1,139	—	1,139	—	3,149	—	3,149	—
Others	134	—	134	—	1,955	—	1,955	—
Investments:
Investment in liquid and short-term mutual funds	46,438	46,438	—	—	13,960	13,960	—	—
Investment in equity instruments	5,685	—	—	5,685	6,916	—	248	6,668
Commercial paper, Certificate of deposits and bonds	176,234	1,951	174,283	—	185,048	6,865	178,183
Liabilities
Derivative instruments:
Cash flow hedges	(1,276)	—	(1,276)	—	(130)	—	(130)	—
Others	(941)	—	(941)	—	(1,180)	—	(1,180)	—

Summary of Details of Assets and Liabilities Considered under Level 3 Classification

Details of assets and liabilities considered under Level 3 classification

	Investment in equity instruments		Derivative Assets- others		Liabilities- Contingent consideration
Balance as at April 1, 2017	₹	5,303	₹	426	₹	(339)
Additions		1,851		—		—
Payouts		—		—		164
Transferred to Investments accounted for using the equity method		(357)		—		—
Gain/loss recognized in consolidated statement of income		—		(426)		167
Gain/loss recognized in foreign currency translation reserve		53		—		(32)
Gain/loss recognized in other comprehensive income		(1,165)		—		—
Finance expense recognized in consolidated statement of income		—		—		40

Balance as at March 31, 2018	₹	5,685	₹	—	₹	—

Balance as at April 1, 2018	₹	5,685	₹	—	₹	—
Additions		2,869		—		—
Transfers out of level 3		(647)		—		—
Disposal		(1,341)		—		—
Gain/loss recognized in foreign currency translation reserve		203		—		—
Gain/loss recognized in other comprehensive income		(101)		—		—

Balance as at March 31, 2019	₹	6,668	₹	—		—

Summary of Significant Unobservable Inputs to Valuation

Description of significant unobservable inputs to valuation:

As at March 31, 2019
Items	Valuation technique	Significant unobservable input	Movement by	Increase (₹)	Decrease (₹)
Unquoted equity	Discounted	Long term growth rate	0.5%	201	(187)
Investments	cash flow model	Discount rate	0.5%	(243)	256

As at March 31, 2018
Items	Valuation technique	Significant unobservable input	Movement by	Increase (₹)	Decrease (₹)
Unquoted equity	Third party quote	Revenue achievement	1.0%	18	(18)
investments*

* Carrying value ₹ 1,545 as of March 31, 2018.

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding

The following table presents the aggregate contracted principal amounts of the Company’s derivative contracts outstanding:

							(in million)
	As at March 31,
	2018				2019
	Notional		Fair value		Notional		Fair value
Designated derivatives instruments
Sell : Forward contracts	USD	904	₹	951	USD	333	₹	1,410
	€	134	₹	(531)	€	—		—
	£	147	₹	(667)	£	—		—
	AUD	77	₹	29	AUD	97	₹	15

Range forward options contracts	USD	182	₹	5	USD	1,067	₹	1,149
	£	13	₹	5	£	191	₹	68
	€	10	₹	2	€	153	₹	349
	AUD	—		—	AUD	56	₹	39

Interest rate swaps	USD	75	₹	(7)	USD	75	₹	(11)

Non-designated derivatives instruments
Sell : Forward contracts	USD	939	₹	(360)	USD	1,182	₹	1,359
	€	58	₹	6	€	32	₹	55
	£	95	₹	(56)	£	1	₹	(1)
	AUD	77	₹	68	AUD	82	₹	28
	SGD	6	₹	(1)	SGD	11	₹	1
	ZAR	132	₹	(16)	ZAR	56	₹	14
	CAD	14	₹	32	CAD	56	₹	40
	SAR	62		—	SAR	123		(1)
	AED	8		—	AED	9		^
	PLN	36	₹	12	PLN	38	₹	15
	CHF	6	₹	3	CHF	10		^
	QAR	11	₹	(3)	QAR	3	₹	(1)
	TRY	10	₹	8	TRY	28	₹	12
	MXN	61	₹	(6)	MXN	—		—
	NOK	34	₹	3	NOK	29	₹	4
	OMR	3	₹	(1)	OMR	1	₹	(1)
					SEK	35	₹	5

Range forward options contracts	USD	50	₹	(6)	USD	150	₹	161
	€	—		—	€	31	₹	12
	£	20	₹	(2)	£	71	₹	57

Buy : Forward contracts	USD	575	₹	(417)	USD	730	₹	(971)
	JPY	399	₹	6	JPY	154		^
	MXN	—		—	MXN	9		^
	DKK	9	₹	(1)	DKK	75	₹	(13)

			₹	(944)			₹	3,794

^ Value is less than ₹ 1

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges

The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2018		2019
Balance as at the beginning of the year	₹	7,325	₹	(143)

Deferred cancellation gain/ (loss), net		(6)		6
Changes in fair value of effective portion of derivatives		(12)		1,069
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions		(7,450)		2,087

Gain/(loss) on cash flow hedging derivatives, net	₹	(7,468)	₹	3,162

Balance as at the end of the year		(143)		3,019
Deferred tax thereon		29		(604)

Balance as at the end of the year, net of deferred tax	₹	(114)	₹	2,415

Summary of Foreign Currency Risk from Non-derivative Financial Instruments

The below table presents foreign currency risk from non-derivative financial instruments as at March 31, 2018 and 2019:

	As at March 31, 2018
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	32,948	₹	7,273	₹	6,585	₹	3,459	₹	990	₹	3,651	₹	54,906
Unbilled revenues		13,893		2,571		5,189		2,094		338		1,609		25,694
Cash and cash equivalent		9,144		3,791		1,685		786		34		2,241		17,681
Other assets		13,796		1,993		4,061		1,164		940		4,459		26,413
Loans, borrowings and bank overdrafts		(49,257)		(41)		(37)		(165)		—		(137)		(49,637)
Trade payables accrued expenses and other liabilities		(23,561)		(3,962)		(5,958)		(1,516)		(652)		(2,942)		(38,591)

Net assets/ (liabilities)	₹	(3,037)	₹	11,625	₹	11,525	₹	5,822	₹	1,650	₹	8,881	₹	36,466

	As at March 31, 2019
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	39,896	₹	8,030	₹	5,212	₹	3,542	₹	1,528	₹	3,880	₹	62,088
Unbilled receivables		8,038		1,609		3,146		1,225		204		743		14,965
Contract assets		4,706		1,445		2,270		836		150		598		10,005
Cash and cash equivalent		21,997		2,884		1,573		1,003		1,928		2,204		31,589
Other assets		8,553		1,173		4,056		1,038		1,033		4,544		20,397
Loans, borrowings and bank overdrafts		(50,516)		(20)		(21)		(33)		—		(21)		(50,611)
Trade payables accrued expenses and other liabilities		(27,202)		(5,779)		(4,646)		(1,526)		(806)		(2,787)		(42,746)

Net assets/ (liabilities)	₹	5,472	₹	9,342	₹	11,590	₹	6,085	₹	4,037	₹	9,161	₹	45,687

#	Other currencies reflect currencies such as Saudi Riyal, Singapore Dollars, Danish Krone, etc.

Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date

The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2018
	Carrying value		Less than 1 year		1-2 years		2-4 years		4-7 years		Total
Loans, borrowings and bank overdrafts	₹	138,259	₹	95,466	₹	18,997	₹	28,190	₹	6	₹	142,659
Trade payables and accrued expenses		68,129		68,129		—		—		—		68,129
Derivative liabilities		2,217		2,210		7		—		—		2,217
Other liabilities		1,057		1,050		7		—		—		1,057

	As at March 31, 2019
	Carrying value		Less than 1 year		1-2 years		2-4 years		4-7 years		Total
Loans, borrowings and bank overdrafts	₹	99,467	₹	73,559	₹	24,887	₹	4,309	₹	—	₹	102,755
Trade payables and accrued expenses		88,304		88,304		—		—		—		88,304
Derivative liabilities		1,310		1,310		—		—		—		1,310
Other liabilities		644		644		—		—		—		644

Summary of Balanced View of Liquidity and Financial Indebtedness

The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management for external communication with investors, analysts and rating agencies:

	As at March 31,
	2018		2019
Cash and cash equivalent	₹	44,925	₹	158,529
Investment		249,094		220,716
Loans and borrowings		(138,259)		(99,467)

	₹	155,760	₹	279,778